Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Inventories [Abstract]
Inventories	4. Inventories Inventories consisted of the following:
	March 31,	December 31,
	2026	2025
Raw materials	$1,244	$1,262
Work-in-progress	50	88
Finished goods	196	196
Inventories	$1,490	$1,546
4. Inventories Inventories, consisted of the following:
	December 31,	December 31,
	2025	2024
Raw materials	$1,262	$1,386
Work-in-progress	88	203
Finished goods	196	119
Inventories	$1,546	$1,708